Stock Based Compensation Plans: (Details 2) (USD $)	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Based Compensation Plans Details 2 [Abstract]
Outstanding Options Number: $0.29 - $0.73	69,168
Outstanding Options Weighted Average Exercise Price: $0.29 - $0.73	$ 0.50	$ 1.77	$ 1.42
Outstanding Options Aggregate Intrinsic Value: $0.29 - $0.73	$ 159,312
Outstanding Options Weighted Average Remaining Contractual Term (Years): $0.29 - $0.73	208 days
Exercisable Options Number: $0.29 - $0.73	69,168
Exercisable Options Weighted Average Exercise Price: $0.29 - $0.73	$ 0.50
Exercisable Options Aggregate Intrinsic Value: $0.29 - $0.73	159,312
Exercisable Options Weighted Average Remaining Contractual Term (Years): $0.29 - $0.73	208 days
Outstanding Options Number: $1.82 - $1.82	2,625,000
Outstanding Options Weighted Average Exercise Price: $1.82 - $1.82	$ 1.82
Outstanding Options Aggregate Intrinsic Value: $1.82 - $1.82	2,572,500
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.82 - $1.82	2 years 186 days
Exercisable Options Number: $1.82 - $1.82	1,956,250
Exercisable Options Weighted Average Exercise Price: $1.82 - $1.82	$ 1.82
Exercisable Options Aggregate Intrinsic Value: $1.82 - $1.82	1,917,125
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.82 - $1.82	2 years 186 days
Outstanding Options Number: $1.92 - $1.92	950,000
Outstanding Options Weighted Average Exercise Price: $1.92 - $1.92	$ 1.92
Outstanding Options Aggregate Intrinsic Value: $1.92 - $1.92	836,000
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.92 - $1.92	7 years 343 days
Outstanding Options Number: $2.89 - $2.89	1,620,500
Outstanding Options Weighted Average Exercise Price: $2.89 - $2.89	$ 2.89
Outstanding Options Weighted Average Remaining Contractual Term (Years): $2.89 - $2.89	3 years 215 days
Exercisable Options Number: $2.89 - $2.89	1,620,500
Exercisable Options Weighted Average Exercise Price: $2.89 - $2.89	$ 2.89
Exercisable Options Weighted Average Remaining Contractual Term (Years): $2.89 - $2.89	3 years 215 days
Outstanding Options Number: $3.00 - $3.00	250,000
Outstanding Options Weighted Average Exercise Price: $3.00 - $3.00	$ 3.00
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.00 - $3.00	4 years 347 days
Exercisable Options Number: $3.00 - $3.00	250,000
Exercisable Options Weighted Average Exercise Price: $3.00 - $3.00	$ 3.00
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.00 - $3.00	4 years 347 days
Outstanding Options Number: $0.29 - $3.00	5,514,668
Outstanding Options Weighted Average Exercise Price: $0.29 - $3.00	$ 2.19
Outstanding Options Aggregate Intrinsic Value: $0.29 - $3.00	3,567,812
Outstanding Options Weighted Average Remaining Contractual Term (Years): $0.29 - $3.00	3 years 310 days
Exercisable Options Number: $0.29 - $3.00	3,895,918
Exercisable Options Weighted Average Exercise Price: $0.29 - $3.00	$ 2.32
Exercisable Options Aggregate Intrinsic Value: $0.29 - $3.00	$ 2,076,437
Exercisable Options Weighted Average Remaining Contractual Term (Years): $0.29 - $3.00	3 years 29 days